Offerings - Offering: 1	Nov. 24, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 300,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,430.00
Offering Note	The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price. In accordance with Rules 456(b) and 457(r) under the Securities Act, HIVE Digital Technologies Ltd. (the "Registrant") initially deferred payment of all of the registration fees for the Registrant's Registration Statement on Form F-3ASR (Registration No. 333-291676) filed with the Securities and Exchange Commission on November 20, 2025 (the "Registration Statement"). This "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" in the Registration Statement.